Description of Business - Regulated Utilities - United States (Details) - MW	Dec. 31, 2017	Oct. 31, 2016	Oct. 14, 2016
TEP and UNS Electric, Inc
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	2,834
TEP and UNS Electric, Inc | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	64
Central Hudson | Gas-Fired and Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	64
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)		80.10%	80.10%
Noncontrolling ownership (percent)		19.90%	19.90%